1995 SEMIANNUAL REPORT












CENTENNIAL
CALIFORNIA TAX EXEMPT TRUST
------------------------------------------------------------------------------

December 31, 1995









































RS0180.001.0296

DEAR CENTENNIAL CALIFORNIA TAX EXEMPT TRUST SHAREHOLDER:

1995 was a year marked by declining interest rates, making it a strong period for capital appreciation for many areas of the bond markets.

The other side of this appreciation, however, was declining rates, meaning that newly issued bonds were coming to market with lower yields. This factor has been the most important catalyst behind our investment decisions for the past six months.

Because we strive to pay the highest current tax-free income consistent with safety of principal, the past year's rate declines caused us to lengthen the average maturity of our portfolio in an effort to take advantage of higher-yielding securities for as long as possible. However, because we had correctly anticipated this trend, we'd begun our move into longer securities at the end of 1994.

Longer securities were bid up in the markets as the year progressed, and continued to offer income superior to that of most newer issues, so the portfolio was positioned in the right place at the right time. In fact, the Trust was among the top 35% of all California tax exempt money market funds tracked by IBC/Donoghue for the period.(1)

The Trust's compounded annualized yield for the six months ended December 31, 1995 was 3.16%. The corresponding yield without compounding was 3.11%. For investors in the 36% federal and 10% California tax brackets, this is equal to a taxable yield of 5.49% with compounding and 5.40% without compounding.(2)

Seven-day annualized yields with and without compounding for the Trust for the six months ended December 31, 1995 were 3.49% and 3.43%, respectively.

Looking forward, we believe the market will continue to be relatively strong. Without a major shift in policy by the Federal Reserve, we expect to remain focused on buying longer-term securities as much as possible. Our investment policy over the past six months has allowed us to maintain our yield as well as our emphasis on stability of principal, and we expect these favorable conditions to continue.(3)

The Trust continues to offer investors income that is free from federal and California state income taxes. We appreciate the confidence you have placed in the Centennial California Tax Exempt Trust and look forward to helping you continue to meet your financial goals in the future.

Sincerely,


/s/JAMES C. SWAIN
James C. Swain
Chairman--Centennial California
  Tax Exempt Trust


/s/BRIDGET A. MACASKILL
Bridget A. Macaskill
President--Centennial California
  Tax Exempt Trust

January 22, 1996

1. IBC/Donoghue, Inc., an independent fund monitoring service. Ranking of 34 funds for the six months ended December 31, 1995.
2. Compounded yields assume reinvestment of dividends. A portion of the Trust's distributions may be subject to federal and state income taxes. For investors subject to the federal and/or state alternative minimum tax, a portion of the Trust's distributions may increase this tax.
3. The Trust is neither insured nor guaranteed by the U.S. government. There is no assurance that the Trust will maintain a stable $1 share price in the future.


            ---------------------------------------------------------------------------------------------------------------------
            STATEMENT OF INVESTMENTS December 31, 1995 (Unaudited)
            Centennial California Tax Exempt Trust

                                                                                                FACE                  VALUE
                                                                                                AMOUNT                SEE NOTE 1
=================================================================================================================================
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 97.9%
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA - 97.9%
           ----------------------------------------------------------------------------------------------------------------------
           Anaheim, California Housing Authority Multifamily Housing Revenue
           Bonds, Bel Page Project, Series A, Remarketed, 5.10%(1)                              $1,000,000            $1,000,000
           ----------------------------------------------------------------------------------------------------------------------
           Anaheim, California Housing Authority Multifamily Housing
           Revenue Refunding Bonds, Park Vista Apts., Series A, 5.35%(1)                         3,000,000             3,000,000
           ----------------------------------------------------------------------------------------------------------------------
           Antioch, California Certificates of Participation, Antioch
           Development Agency Water Treatment Project, Prerefunded, MBIA
           Insured, 7.875%, 7/1/96(2)                                                            4,735,000             4,966,200
           ----------------------------------------------------------------------------------------------------------------------
           Brea, California Redevelopment Agency Sub-Tax Allocation Bonds,
           Redevelopment Project-Area AB, Prerefunded, 8.40%, 9/15/96(2)                         5,675,000             6,002,050
           ----------------------------------------------------------------------------------------------------------------------
           Brea, California Redevelopment Agency Sub-Tax Allocation Bonds,
           Redevelopment Project-Area AB, Prerefunded, 8.50%, 9/15/96                            1,300,000             1,375,880
           ----------------------------------------------------------------------------------------------------------------------
           California Economic Development Financing Authority Industrial
           Development Revenue Bonds, Inland Empire Venture, LLC Project,
           3.955%(1)                                                                             2,000,000             2,000,000
           ----------------------------------------------------------------------------------------------------------------------
           California Housing Finance Agency Home Mtg. Revenue Bonds,
           Series 1995-E, FGIC Insured, 4.60%, 2/1/96(2)                                         3,500,000             3,500,000
           ----------------------------------------------------------------------------------------------------------------------
           California Pollution Control Financing Authority Revenue Bonds,
           Chevron USA, Inc. Project, 4.50%, 5/15/96(2)                                          2,500,000             2,504,477
           ----------------------------------------------------------------------------------------------------------------------
           California Pollution Control Financing Authority Revenue Bonds,
           Pacific Gas & Electric Co. Project, Series C, 3.60%, 3/8/96(2)                        4,000,000             4,000,000
           ----------------------------------------------------------------------------------------------------------------------
           California Pollution Control Financing Authority Revenue Bonds,
           Pacific Gas & Electric Co. Project, Series E, 3.50%, 2/15/96(2)                       5,000,000             5,000,000
           ----------------------------------------------------------------------------------------------------------------------
           California Pollution Control Financing Authority Revenue Bonds,
           Southern California Edison Co. Project, Series A, 3.655%, 2/15/96(2)                  1,200,000             1,200,000
           ----------------------------------------------------------------------------------------------------------------------
           California Pollution Control Financing Authority Solid Waste Disposal
           Revenue Bonds, Western Waste Industries, Series A, 5.20%(1)                           4,500,000             4,500,000
           ----------------------------------------------------------------------------------------------------------------------
           California State General Obligation Bonds, Series A-3, MBIA Insured,
           5.35%(1)                                                                              3,000,000             3,000,000
           ----------------------------------------------------------------------------------------------------------------------
           California State Revenue Anticipation Wts., Series C, FGIC Insured,
           5.75%, 4/25/96                                                                          900,000               905,308
           ----------------------------------------------------------------------------------------------------------------------
           California Statewide Communities Development Corp. Industrial
           Development Revenue Bonds, Propak California Corp., Series B,
           4.90%(1)                                                                                900,000               900,000
           ----------------------------------------------------------------------------------------------------------------------
           Costa Mesa, California Certificates of Participation, Orange County
           Performing Arts Center, 5.40%(1)                                                      2,795,000             2,795,000
           ----------------------------------------------------------------------------------------------------------------------
           Covina, California Redevelopment Agency Multifamily Revenue Refunding
           Bonds, Housing-Shadowhills Apts., Inc., Series A, 5.90%(1)                            3,000,000             3,000,000
           ----------------------------------------------------------------------------------------------------------------------
           Fairfield, California Industrial Development Authority Revenue Bonds,
           Herman G. Rowland, 5.40%(1)                                                           1,350,000             1,350,000
           ----------------------------------------------------------------------------------------------------------------------
           Los Angeles County, California Certificates of Participation,
           Van Nuys Courthouse Project, Prerefunded, 9%, 6/1/96(2)                               2,000,000             2,082,366

                                       3

           ----------------------------------------------------------------------------------------------------------------------
           STATEMENT OF INVESTMENTS (Continued)
           Centennial California Tax Exempt Trust

                                                                                                FACE                VALUE
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                   AMOUNT              SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
           ----------------------------------------------------------------------------------------------------------------------
           Los Angeles County, California Convention & Exhibition Center
           Authority Certificates of Participation, Series 1989-A, 3.75%(1)                     $2,000,000          $  2,000,000
           ----------------------------------------------------------------------------------------------------------------------
           Los Angeles County, California Housing Authority Revenue Bonds,
           Park Sierra Project, 5.30%(1)                                                         2,000,000             2,000,000
           ----------------------------------------------------------------------------------------------------------------------
           Los Angeles County, California Metropolitan Transportation Authority
           Revenue Anticipation Nts., Series 1995A, 5%, 4/25/96                                  9,400,000             9,426,505
           ----------------------------------------------------------------------------------------------------------------------
           Northern California Power Agency Public Power Revenue Bonds, Hydro-
           electric Project No. 1, Prerefunded, Series A, 8%, 7/1/96(2)                          2,000,000             2,082,849
           ----------------------------------------------------------------------------------------------------------------------
           Northern California Power Agency Public Power Revenue Refunding
           Bonds, Hydroelectric Project No. 1, Prerefunded, Series A, 8%,
           7/1/96(2)                                                                             1,000,000             1,040,610
           ----------------------------------------------------------------------------------------------------------------------
           Oakland, California Redevelopment Agency Refunding Tax Allocation
           Bonds, Central District Redevelopment Project, Prerefunded, AMBAC
           Insured, 7.50%, 2/1/96(2)                                                             1,250,000             1,278,174
           ----------------------------------------------------------------------------------------------------------------------
           Oceanside, California Multifamily Revenue Bonds, Lakeridge Apts.
           Project, 5.45%(1)                                                                     1,800,000             1,800,000
           ----------------------------------------------------------------------------------------------------------------------
           Palm Springs, California Community Redevelopment Agency Certificates
           of Participation, Headquarters Hotel, Series 7, 4.80%(1)                                400,000               400,000
           ----------------------------------------------------------------------------------------------------------------------
           Pittsburg, California Mtg. Obligation Gtd. Revenue Bonds, Series A,
           4.05%(1)                                                                              3,000,000             3,000,000
           ----------------------------------------------------------------------------------------------------------------------
           Sacramento, California Municipal Utility District Tax-Exempt
           Commercial Paper, 3.50%, 1/19/96(2)                                                   6,000,000             6,000,000
           ----------------------------------------------------------------------------------------------------------------------
           San Bernardino County, California Housing Authority Multifamily
           Housing Revenue Refunding Bonds, Arrowview Park Apts. Project,
           Series A, 5.40%(1)                                                                    4,130,000             4,130,000
           ----------------------------------------------------------------------------------------------------------------------
           San Diego County, California Industrial Development Revenue Refunding
           Bonds, San Diego Gas & Electric Co. Project, 3.35%, 3/8/96                            1,500,000             1,500,000
           ----------------------------------------------------------------------------------------------------------------------
           San Diego County, California Regional Transportation Commission
           Second Senior Sales Tax Revenue Bonds, Series A, FGIC Insured, 4.75%,
           4/1/96                                                                                5,000,000             5,009,404
           ----------------------------------------------------------------------------------------------------------------------
           San Diego, California Multifamily Housing Revenue Refunding
           Bonds, Coral Point Apts. Project, Series A, 5.40%                                     2,500,000             2,500,000
           ----------------------------------------------------------------------------------------------------------------------
           San Marcos, California Redevelopment Agency Multifamily Housing
           Bonds, San Marcos Retirement Village Project, 4.187%(1)                               2,500,000             2,500,000
           ----------------------------------------------------------------------------------------------------------------------
           Visalia, California Industrial Development Revenue Bonds, Akers West
           Assn., 5.25%(1)                                                                       1,150,000             1,150,000
           ----------------------------------------------------------------------------------------------------------------------
           West & Central Basin California Finance Authority Tax & Revenue
           Anticipation Nts., 3.45%, 1/22/96(2)                                                  2,500,000             2,500,000
           ----------------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS, AT VALUE                                                               97.9%           101,398,823
           ----------------------------------------------------------------------------------------------------------------------
           OTHER ASSETS NET OF LIABILITIES                                                            2.1              2,144,779
                                                                                              -------------         -------------
           NET ASSETS                                                                               100.0%          $103,543,602
                                                                                              =============         =============

                                       4

           ---------------------------------------------------------------------
           STATEMENT OF INVESTMENTS (Continued)
           Centennial California Tax Exempt Trust

--------------------------------------------------------------------------------
1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1995. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.
2. Put obligation redeemable at full face value on the date reported.















































See accompanying Notes to Financial Statements.

                                STATEMENT OF ASSETS AND LIABILITIES December 31, 1995(Unaudited)
                                Centennial California Tax Exempt Trust

==================================================================================================================================
ASSETS                          Investments, at value - see accompanying statement                                   $101,398,823
                                --------------------------------------------------------------------------------------------------
                                Cash                                                                                      148,730
                                --------------------------------------------------------------------------------------------------
                                Receivables:
                                Shares of beneficial interest sold                                                      1,805,958
                                Interest                                                                                1,331,500
                                --------------------------------------------------------------------------------------------------
                                Other                                                                                      13,443
                                                                                                                 -----------------
                                Total assets                                                                          104,698,454

==================================================================================================================================
LIABILITIES                     Payables and other liabilities:
                                Shares of beneficial interest redeemed                                                  1,072,525
                                Service plan fees                                                                          51,333
                                Dividends                                                                                     846
                                Transfer and shareholder servicing agent fees                                                 844
                                Other                                                                                      29,304
                                                                                                                 -----------------
                                Total liabilities                                                                       1,154,852

==================================================================================================================================
NET ASSETS                                                                                                           $103,543,602
                                                                                                                 -----------------
                                                                                                                 -----------------

==================================================================================================================================
COMPOSITION OF                  Paid-in capital                                                                      $103,541,404
NET ASSETS                      --------------------------------------------------------------------------------------------------
                                Accumulated net realized gain on investment transactions                                    2,198
                                --------------------------------------------------------------------------------------------------
                                Net assets - applicable to 103,541,404 shares of beneficial
                                interest outstanding                                                                 $103,543,602
                                                                                                                 -----------------
                                                                                                                 -----------------
==================================================================================================================================
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                                                              $1.00


























                                See accompanying Notes to Financial Statements.


                                STATEMENT OF OPERATIONS For the Six Months Ended December 31, 1995 (Unaudited)
                                Centennial California Tax Exempt Trust


==================================================================================================================================
INVESTMENT INCOME               Interest                                                                               $2,059,051

==================================================================================================================================
EXPENSES                        Management fees - Note 3                                                                  264,202
                                --------------------------------------------------------------------------------------------------
                                Service plan fees - Note 3                                                                104,903
                                --------------------------------------------------------------------------------------------------
                                Transfer and shareholder servicing agent fees - Note 3                                     17,859
                                --------------------------------------------------------------------------------------------------
                                Shareholder reports                                                                        11,078
                                --------------------------------------------------------------------------------------------------
                                Custodian fees and expenses                                                                 8,313
                                --------------------------------------------------------------------------------------------------
                                Legal and auditing fees                                                                     5,004
                                --------------------------------------------------------------------------------------------------
                                Registration and filing fees                                                                2,921
                                --------------------------------------------------------------------------------------------------
                                Insurance expenses                                                                          1,549
                                --------------------------------------------------------------------------------------------------
                                Trustees' fees and expenses                                                                   759
                                --------------------------------------------------------------------------------------------------
                                Other                                                                                         192
                                                                                                                       -----------
                                Total expenses                                                                            416,780

==================================================================================================================================
NET INVESTMENT INCOME                                                                                                   1,642,271

==================================================================================================================================
NET REALIZED GAIN ON INVESTMENTS                                                                                           13,762

==================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                   $1,656,033
                                                                                                                       -----------
                                                                                                                       -----------

================================================================================

                                STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  SIX MONTHS ENDED    YEAR ENDED
                                                                                                  DECEMBER 31, 1995   JUNE 30,
                                                                                                  (UNAUDITED)         1995
==================================================================================================================================
OPERATIONS                      Net investment income                                               $  1,642,271      $ 2,133,906
                                --------------------------------------------------------------------------------------------------
                                Net realized gain (loss)                                                  13,762          (11,564)
                                                                                                    ------------------------------
                                Net increase in net assets resulting
                                from operations                                                        1,656,033        2,122,342

==================================================================================================================================
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS                                                                                       (1,642,271)      (2,133,965)

==================================================================================================================================
BENEFICIAL INTEREST             Net increase in net assets resulting from
TRANSACTIONS                    beneficial interest transactions - Note 2                             11,212,005       31,953,795

==================================================================================================================================
NET ASSETS                      Total increase                                                        11,225,767       31,942,172
                                --------------------------------------------------------------------------------------------------
                                Beginning of period                                                   92,317,835       60,375,663
                                                                                                    ------------------------------
                                End of period                                                       $103,543,602      $92,317,835
                                                                                                    ------------------------------
                                                                                                    ------------------------------





                             See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
Centennial California Tax Exempt Trust

                                                 Six Months
                                                 Ended
                                                 December 31,   Year Ended June 30,
                                                 1995           --------------------------------------------------------------------
                                                 (Unaudited)    1995          1994          1993          1992          1991
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period              $1.00          $1.00          $1.00        $1.00         $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain             .02            .03            .02          .02           .03           .04
Dividends and distributions to shareholders        (.02)          (.03)          (.02)        (.02)         (.03)         (.04)
-------------------------------------------------===================================================================================
Net asset value, end of period                    $1.00          $1.00          $1.00        $1.00          $1.00        $1.00
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                1.57%         3.00%           1.82%        2.00%         3.29%         4.79%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $103,544       $92,318       $60,376       $58,079       $48,483       $32,337
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $104,836       $71,278       $65,520       $56,082       $40,684       $16,150
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                             3.11%(2)       2.99%          1.79%         1.90%         3.13%         4.09%
Expenses, before voluntary assumption
by the Manager                                    N/A            0.83%          0.87%         0.86%         0.91%         1.09%
Expenses, net of voluntary assumption
by the Manager                                    0.79%(2)       0.80%          0.80%         0.80%         0.80%         0.84%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calcu-lated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
2.  Annualized.











See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial California Tax Exempt Trust

1.  SIGNIFICANT ACCOUNTING POLICIES
Centennial California Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from Federal and California personal income taxes for individual investors as is consistent with preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

INVESTMENT VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

FEDERAL TAXES. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes. The Trust concentrates in investments in California and, therefore, may have more credit risks related to the economic conditions of California than a portfolio with a broader geographical diversification.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


2.  SHARES OF BENEFICIAL INTEREST
The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                          SIX MONTHS ENDED
                                                          DECEMBER 31, 1995                           YEAR ENDED JUNE 30, 1995
                                                  ------------------------------------       -------------------------------------

                                                  SHARES                AMOUNT               SHARES                 AMOUNT

Sold                                               180,835,498          $ 180,835,498         279,468,671           $ 279,468,671

Dividends and distributions                          1,729,328              1,729,328           2,013,397               2,013,397
  reinvested

Redeemed                                          (171,352,821)          (171,352,821)       (249,528,273)           (249,528,273)
                                                  ------------------------------------       -------------------------------------
Net increase                                        11,212,005          $  11,212,005          31,953,795           $  31,953,795
                                                  ====================================       =====================================

Centennial California Tax Exempt Trust


3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of .50% on the first $250 million of average annual net assets with a reduction of .025% on each $250 million thereafter, to .40% on net assets in excess of $1 billion. The Manager has agreed to assume Trust expenses (with specified exceptions) in excess of the regulatory limitation of the State of California. In addition, the Manager has voluntarily undertaken to assume Trust expenses in excess of .80% of average annual net assets.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust, and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved plan of distribution, the Trust may expend up to .20% of its net assets annually to reimburse Centennial Asset Management Corporation, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions. During the six months ended December 31, 1995, the Trust paid $455 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

OFFICERS AND TRUSTEES
James C. Swain, Chairman and Chief Executive Officer
Robert G. Avis, Trustee
William A. Baker, Trustee
Charles Conrad, Jr., Trustee
Jon S. Fossel, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Bridget A. Macaskill, Trustee and President
Ned M. Steel, Trustee
Michael A. Carbuto, Vice President
Andrew J. Donohue, Vice President
George C. Bowen, Vice President, Secretary and Treasurer
Robert J. Bishop, Assistant Treasurer
Scott Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

INVESTMENT ADVISOR AND DISTRIBUTOR
Centennial Asset Management Corporation

TRANSFER AND SHAREHOLDER SERVICING AGENT
Shareholder Services, Inc.

CUSTODIAN OF PORTFOLIO SECURITIES
Citibank, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche LLP

LEGAL COUNSEL
Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors.

This is a copy of a report to shareholders of Centennial California Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial California Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

For shareholder servicing, call:
1-800-525-9310 (in U.S.)
303-671-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143
Denver, CO 80217-5143